Cover Page	12 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	5E Advanced Materials, Inc.
Entity Central Index Key	0001888654
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false